BORROWINGS	12 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Borrowings Disclosure [Text Block]
13.	BORROWINGS

	September 30,
	2013	2014
	RMB	RMB

Short-term borrowings	205,000	225,000

Current portion of long-term borrowings	16,500	33,805

Long-term borrowings	64,819	31,023

Fiscal year 2014:

As of September 30, 2014, short-term borrowings were comprised of secured and unsecured bank loans of RMB75,000 and RMB150,000, respectively. A secured bank loan of RMB75,000, with an annual interest rate of 6.3%, is represented by the bank borrowing under Beijing Origin, which was secured by a land use right of RMB2,423(note 8) and plant and equipment of RMB33,651 (note 9).

On the other hand, unsecured short-term bank loans of RMB40,000 are represented by the bank borrowings with an annual interest rate of 6.9% to 7.2% under Beijing Origin. These loans were guaranteed by CEO of the Company. While, the rest of unsecured short-term bank loans, amounting to RMB110,000 under Linze Origin were guaranteed by Beijing Origin. The annual interest rates of these loans were ranged from 6.0% to 7.2%.

As of September 30, 2014, long-term borrowings were comprised of secured and unsecured bank loans of RMB37,328 and RMB27,500, respectively. A secured bank loan of RMB25,023 is represented by the bank borrowing under Xinjiang Origin, which was secured by a land use right of RMB12,549(note 8) and plant and equipment of RMB162,415 (note 9).The annual interest rate was 6.72%

Unsecured long-term bank loans of RMB27,500, with an annual interest rate from 7.04% to 7.315%, are represented by the bank borrowings under Xinjiang Origin, which were guaranteed by Beijing Origin and Xinjiang AiBiHu Agricultural Industrial Commercial Enterprise, which is an affiliate of Xinjiang Production and Construction Corps5th Division (“XPCC 5th Division”).

The current portion of the loan amounted to RMB33,805, which will be due within one year, is presented as “current portion of long-term borrowing” on the consolidated balance sheet as of September 30, 2014.

Fiscal year 2013:

As of September 30, 2013, short-term borrowings were comprised of secured and unsecured bank loans of RMB65,000 and RMB140,000, respectively. Secured bank loan of RMB65,000 with an annual interest rate of  6.3% represented the bank borrowing under Beijing Origin, which was secured by a land use right of RMB2,485 (note 8) and plant and equipment of RMB34,610 (note 9).

On the other hand, unsecured short-term bank loans of RMB30,000 represented the bank borrowings with an annual interest rate of  6.9%, under Beijing Origin. This loan was guaranteed by CEO of the Company. While, the rest of unsecured short-term bank loans, amounting to RMB110,000, under Linze Origin were guaranteed by Beijing Origin. The annual interest rates of these loans were ranged from  6.0% to  7.216%.

As of September 30, 2013, long-term borrowings were comprised of secured and unsecured bank loans of RMB46,319 and RMB35,000, respectively. Secured bank loan of RMB34,023 represented the bank borrowing under Xinjiang Origin, which was secured by a land use right of RMB12,191 (note 8) and plant and equipment of RMB157,119 (note 9). The annual interest rate was  6.72%.

While, the rest of secured long-term bank loan of RMB12,296 with an annual interest rate of 2.567%, represented bank borrowing under Origin Agritech Limited, which was secured by Beijing Origin’s restricted cash amounting of RMB14,350.

On the other hand, unsecured long-term bank loans of RMB35,000, with an annual interest rate from  7.04% to  7.315%, represented the bank borrowings under Xinjiang Origin, which were guaranteed by Beijing Origin and Xinjiang AiBiHu Agricultural Industrial Commercial Enterprise, which is an affiliate of XPCC 5th Division.

The current portion of the loan amounted to RMB16,500, which will be due within one year, is presented as “current portion of long-term borrowing” on the consolidated balance sheet as of September 30, 2013.

Interest expense and weighted average interest rate for the years ended September 30, 2012, 2013 and 2014 were RMB4,029 and 7.04%, RMB11,326 and 6.26%, RMB19,743 and 6.24%, respectively.